UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06669
Name of Fund:
BlackRock Capital Appreciation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
05/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 15.03%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.03%	13.82%	14.07%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.67%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Institutional Shares | MAFGX
Annual Shareholder Report — May 31, 2025
MAFGX-05/25-AR

BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	0.95%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 14.76%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	14.76%	13.53%	13.77%
Investor A Shares (with sales charge)	8.74	12.31	13.16
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.92%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor A Shares | MDFGX
Annual Shareholder Report — May 31, 2025
MDFGX-05/25-AR

BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$186	1.74%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 13.94%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	13.94%	12.64%	13.03%
Investor C Shares (with sales charge)	13.05	12.64	13.03
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.67%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Investor C Shares | MCFGX
Annual Shareholder Report — May 31, 2025
MCFGX-05/25-AR

BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.63%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 15.10%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.10%	13.91%	14.18%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%
Performance shown prior to the Class K Shares inception date of August 15, 2016 is that of BlackRock Shares. The performance of the Class K Shares would be substantially similar to BlackRock Shares because Class K Shares and BlackRock Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and BlackRock Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the BlackRock Shares because Class K Shares have lower expenses than the BlackRock Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.62%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class K Shares | BFGBX
Annual Shareholder Report — May 31, 2025
BFGBX-05/25-AR

BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2025

This annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$135	1.26%
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 14.46%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 13.52% and the Russell 1000® Growth Index returned 17.62%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were led by investment decisions in the information technology, communication services and financials sectors. In information technology, holdings in the semiconductors and semiconductor equipment industry proved beneficial, most notably through exposure to a provider of ASIC chips used in artificial intelligence applications. In communication services, positioning in entertainment was most additive, led by exposure to a streaming platform. Finally, in financials, positioning in the financial services industry contributed positively, most notably holdings of a credit card company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and healthcare sectors. In real estate, positioning in the management and development industry detracted, in particular exposure to a provider of real estate industry analytics. In healthcare, positioning in pharmaceuticals weighed on return, most notably holdings of a vaccine manufacturer. While positioning in media added to absolute performance, within the sector a position in an advertising technology platform was among the Fund’s largest individual detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2015 through May 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	14.46%	13.16%	13.43%
S&P 500® Index	13.52	15.94	12.86
Russell 1000® Growth Index	17.62	17.69	16.08
Key Fund statistics
Net Assets	$3,592,678,708
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$21,685,973
Portfolio Turnover Rate	29%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	46.4%
Communication Services	18.0%
Consumer Discretionary	14.7%
Health Care	7.6%
Financials	7.3%
Industrials	4.9%
Materials	0.8%
Real Estate	0.2%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(0.6)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	11.8%
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.8%
Meta Platforms, Inc., Class A	6.9%
Broadcom, Inc.	6.0%
Apple Inc.	5.9%
Visa, Inc., Class A	4.4%
Netflix, Inc.	3.9%
Eli Lilly & Co.	3.0%
Alphabet, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 12, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.17%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Capital Appreciation Fund, Inc.
Class R Shares | MRFGX
Annual Shareholder Report — May 31, 2025
MRFGX-05/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$31,365	$29,913	$0	$6,500	$15,300	$15,288	$388	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of

BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Capital Appreciation Fund, Inc.	$15,688	$22,195

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MAY 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments May 31, 2025	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
TransDigm Group, Inc.	48,422	$71,104,317

Automobiles — 4.0%
Ferrari NV	120,689	57,781,066
Tesla, Inc.(a)	251,704	87,205,368

		144,986,434

Broadline Retail — 9.8%
Amazon.com, Inc.(a)	1,715,880	351,772,559

Building Products — 1.6%
Trane Technologies PLC	136,298	58,644,940

Capital Markets — 2.9%
KKR & Co., Inc., Class A	517,749	62,885,793
S&P Global, Inc.	82,903	42,517,633

		105,403,426

Chemicals — 0.8%
Sherwin-Williams Co. (The)	77,114	27,669,274

Commercial Services & Supplies — 1.2%
Copart, Inc.(a)	857,694	44,154,087

Entertainment — 5.9%
Netflix, Inc.(a)	115,571	139,520,778
Spotify Technology SA(a)	107,863	71,743,996

		211,264,774

Financial Services — 4.4%
Visa, Inc., Class A	435,135	158,906,951

Ground Transportation — 0.0%
Old Dominion Freight Line, Inc.	10,662	1,707,733

Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp.(a)	450,820	47,453,313
Intuitive Surgical, Inc.(a)	132,421	73,141,415

		120,594,728

Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc.	125,692	31,226,921

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A	619,247	106,349,480
Meta Platforms, Inc., Class A	381,716	247,157,293

		353,506,773

IT Services — 0.4%
Shopify, Inc., Class A(a)	120,442	12,913,791

Life Sciences Tools & Services — 1.2%
Danaher Corp.	233,104	44,266,450

Media — 1.2%
Charter Communications, Inc., Class A(a)	104,807	41,531,870

Pharmaceuticals — 3.0%
Eli Lilly & Co.	144,840	106,844,123

Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	101,324	7,453,393

Semiconductors & Semiconductor Equipment — 19.9%
ASML Holding NV, Registered Shares(b)	38,780	28,571,941
Broadcom, Inc.	895,763	216,837,349
NVIDIA Corp.	3,147,841	425,367,754
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,042	44,085,080

		714,862,124

Security	Shares	Value

Software — 18.9%
AppLovin Corp., Class A(a)	198,528	$78,021,504
Cadence Design Systems, Inc.(a)	333,405	95,710,573
Fair Isaac Corp.(a)	20,885	36,053,358
Intuit, Inc.	129,095	97,269,210
Microsoft Corp.	810,854	373,284,747

		680,339,392

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	1,055,881	212,073,699

Total Common Stocks — 97.4%
(Cost: $1,394,744,586)		3,501,227,759

Preferred Securities

Preferred Stocks — 2.5%

Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	41,138,604

Software — 1.4%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(c)(d)	375,170	37,573,275
Series J, (Acquired 01/21/25, cost $10,208,948)(a)(c)(d)	110,367	11,053,255

		48,626,530

Total Preferred Securities — 2.5%
(Cost: $64,338,688)		89,765,134

Total Long-Term Investments — 99.9%
(Cost: $1,459,083,274)		3,590,992,893

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	19,424,505	19,432,275
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(e)(f)	5,447,738	5,447,738

Total Short-Term Securities — 0.7%
(Cost: $24,880,013)		24,880,013

Total Investments — 100.6%
(Cost: $1,483,963,287)		3,615,872,906
Liabilities in Excess of Other Assets — (0.6)%		(23,194,198)

Net Assets — 100.0%		$3,592,678,708

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $89,765,134, representing 2.5% of its net assets as of period end, and an original cost of $64,338,689.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) May 31, 2025	BlackRock Capital Appreciation Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$19,429,607	(a)	$—	$2,668	$—	$19,432,275	19,424,505	$3,462	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,697,315	750,423	(a)	—	—	—	5,447,738	5,447,738	189,717		—

					$2,668	$—	$24,880,013		$193,179		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,501,227,759	$—	$—	$3,501,227,759
Preferred Securities	—	—	89,765,134	89,765,134
Short-Term Securities
Money Market Funds	24,880,013	—	—	24,880,013

	$3,526,107,772	$—	$89,765,134	$3,615,872,906

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening Balance, as of May 31, 2024	$30,813,176
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	14,039,785
Purchases	44,912,173
Sales	—

Closing Balance, as of May 31, 2025	$89,765,134

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$14,039,785

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$89,765,134	Market	Revenue Multiple	1.50x - 17.00x	9.90x

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments May 31, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 24.3%
4D Molecular Therapeutics, Inc.(a)	154,258	$558,414
AbbVie, Inc.	2,072,351	385,685,245
Alkermes PLC(a)	169,810	5,197,884
Allogene Therapeutics, Inc.(a)(b)	1,413,527	1,653,827
Alnylam Pharmaceuticals, Inc.(a)	502,787	153,128,809
Amgen, Inc.	748,486	215,698,696
Arcellx, Inc.(a)	207,201	12,858,894
Argenx SE, ADR(a)	117,950	67,616,017
Ascendis Pharma A/S, ADR(a)	124,134	20,213,981
Autolus Therapeutics PLC, ADR(a)(b)	850,117	1,487,705
Beam Therapeutics, Inc.(a)(b)	187,715	2,971,528
Biohaven Ltd.(a)	230,982	3,420,843
BioMarin Pharmaceutical, Inc.(a)	281,157	16,326,787
BioNTech SE, ADR(a)	47,467	4,547,813
Blueprint Medicines Corp.(a)	204,909	20,767,527
Bridgebio Pharma, Inc.(a)	231,965	7,944,801
CG oncology, Inc.(a)	68,649	1,758,787
Denali Therapeutics, Inc.(a)	269,381	3,566,604
Disc Medicine, Inc.(a)(b)	96,722	4,514,983
Dyne Therapeutics, Inc.(a)	322,438	3,856,358
Exact Sciences Corp.(a)	620,545	34,924,273
Exelixis, Inc.(a)(b)	342,550	14,743,352
Gilead Sciences, Inc.	1,125,322	123,875,446
Incyte Corp.(a)(b)	160,906	10,468,544
Insmed, Inc.(a)	658,178	45,894,752
Ionis Pharmaceuticals, Inc.(a)(b)	155,518	5,211,408
Kymera Therapeutics, Inc.(a)(b)	60,530	1,794,109
Legend Biotech Corp., ADR(a)	140,057	4,054,650
Merus NV(a)	230,676	12,934,003
Metsera, Inc.(a)(b)	152,727	4,080,865
Moderna, Inc.(a)	407,880	10,833,293
MoonLake Immunotherapeutics(a)(b)	77,153	3,009,739
Natera, Inc.(a)	151,876	23,955,401
Neurocrine Biosciences, Inc.(a)	144,705	17,801,609
Nuvalent, Inc., Class A(a)	367,660	27,431,113
Protagonist Therapeutics, Inc.(a)	262,826	12,476,350
Prothena Corp. PLC(a)	436,720	2,004,545
PTC Therapeutics, Inc.(a)	274,700	13,328,444
Regeneron Pharmaceuticals, Inc.	144,734	70,960,186
REGENXBIO, Inc.(a)	247,495	2,190,331
Rhythm Pharmaceuticals, Inc.(a)	690,347	42,338,982
Roivant Sciences Ltd.(a)(b)	757,759	8,327,771
Scholar Rock Holding Corp.(a)	103,615	3,005,871
Stoke Therapeutics, Inc.(a)(b)	925,936	8,833,429
Summit Therapeutics, Inc.(a)(b)	227,720	4,147,920
TScan Therapeutics, Inc.(a)	650,525	930,251
Vaxcyte, Inc.(a)	102,708	3,336,983
Vertex Pharmaceuticals, Inc.(a)	225,865	99,843,623
Viking Therapeutics, Inc.(a)(b)	118,964	3,188,235
Vir Biotechnology, Inc.(a)	272,240	1,344,866
Voyager Therapeutics, Inc.(a)	425,922	1,167,026
Xenon Pharmaceuticals, Inc.(a)	330,873	9,545,686
Zealand Pharma A/S(a)(b)	92,335	6,418,318

		1,568,176,877

Financial Services — 0.2%
Helix Acquisition Corp. II, Class A(a)	850,715	9,204,736

Health Care Equipment & Supplies — 29.1%
Abbott Laboratories	2,604,639	347,927,678
Alcon AG(b)	443,060	38,076,576
Boston Scientific Corp.(a)	4,073,041	428,728,296

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cooper Cos., Inc. (The)(a)	343,632	$23,463,193
Dexcom, Inc.(a)	351,585	30,165,993
Edwards Lifesciences Corp.(a)	2,418,472	189,172,880
GE HealthCare Technologies, Inc.	268,721	18,955,579
Glaukos Corp.(a)	101,118	9,534,416
Hologic, Inc.(a)	156,655	9,739,241
IDEXX Laboratories, Inc.(a)(b)	86,759	44,538,600
Inspire Medical Systems, Inc.(a)(b)	58,973	8,150,069
Insulet Corp.(a)	66,855	21,729,881
Intuitive Surgical, Inc.(a)	381,710	210,833,702
Medtronic PLC	1,992,642	165,349,433
Novocure Ltd.(a)	641,675	12,262,409
Nyxoah SA(a)(b)	392,838	3,005,211
Orchestra BioMed Holdings, Inc.(a)(b)	250,564	714,107
Penumbra, Inc.(a)	149,102	39,805,761
STERIS PLC	75,548	18,525,125
Stryker Corp.	672,262	257,234,332

		1,877,912,482

Health Care Providers & Services — 15.1%
Cencora, Inc.	333,871	97,236,590
Centene Corp.(a)	260,875	14,723,785
Cigna Group (The)	222,702	70,516,361
CVS Health Corp.	815,115	52,199,965
Elevance Health, Inc.	279,607	107,324,351
Exo Imaging, Inc. (Acquired 06/24/21, cost $11,178,821)(a)(c)(d)	19,083	6,967
Guardant Health, Inc.(a)	129,627	5,265,449
HCA Healthcare, Inc.	255,378	97,398,615
Humana, Inc.	146,579	34,171,962
Labcorp Holdings, Inc.	197,993	49,294,317
McKesson Corp.	147,956	106,455,822
Quest Diagnostics, Inc.	303,566	52,620,130
UnitedHealth Group, Inc.	934,338	282,085,986

		969,300,300

Health Care Technology — 0.0%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $18,064,000)(a)(c)(d)	2,720,277	27,203

Life Sciences Tools & Services — 6.2%
Agilent Technologies, Inc.	261,530	29,270,438
Bio-Techne Corp.	219,569	10,627,140
Danaher Corp.	554,987	105,392,031
IQVIA Holdings, Inc.(a)	88,638	12,438,570
Mettler-Toledo International, Inc.(a)	15,479	17,886,294
Repligen Corp.(a)	167,659	19,795,498
Thermo Fisher Scientific, Inc.	267,577	107,785,367
Waters Corp.(a)	197,840	69,093,642
West Pharmaceutical Services, Inc.	134,864	28,436,074

		400,725,054

Pharmaceuticals — 20.4%
AstraZeneca PLC	324,659	47,557,370
Bristol-Myers Squibb Co.	2,279,200	110,039,776
Daiichi Sankyo Co. Ltd.	781,700	20,804,088
Edgewise Therapeutics, Inc.(a)	286,215	4,087,150
Eli Lilly & Co.	778,943	574,602,883
Galderma Group AG	116,108	15,254,664
Johnson & Johnson	1,717,195	266,525,836
Merck & Co., Inc.	616,926	47,404,594
Pfizer, Inc.	3,436,345	80,719,744
Structure Therapeutics, Inc., ADR(a)	103,023	2,241,781
Teva Pharmaceutical Industries Ltd., ADR(a)	3,047,795	51,142,000
UCB SA	111,585	20,299,496

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Pharmaceuticals (continued)
WaVe Life Sciences Ltd.(a)		309,930	$1,862,679
Zoetis, Inc., Class A		422,297	71,211,943

			1,313,754,004

Total Common Stocks — 95.3% (Cost: $3,805,476,058)			6,139,100,656

		Par (000)

Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	34
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,186,480

Total Other Interests — 0.0% (Cost: $0)			1,186,514

		Shares

Preferred Securities

Preferred Stocks — 0.7%

Biotechnology — 0.5%
Adarx Pharmaceuticals, Inc., Series C, (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)		769,230	8,738,453
Cellarity, Inc., Series B, (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)		858,333	1,828,249
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)		823,870	4,803,162
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20,cost $4,152,184)(a)(c)(d)		3,518,800	985,264
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)		1,233,856	6,995,964
Series D, (Acquired 02/19/25, cost $1,919,018)(a)(c)(d)		339,469	1,924,789
Laronde, Inc., Series B, (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)		386,520	8,835,847

			34,111,728

Health Care Equipment & Supplies — 0.0%
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, cost $5,270,016)(a)(c)(d)		1,700	3,791

Health Care Providers & Services — 0.1%
Exo Imaging, Inc., (Acquired 07/24/24, cost $577,098)(a)(c)(d)		890,877	659,784
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)		80,024,425	6,684,896

			7,344,680

Pharmaceuticals — 0.1%
Insitro, Series C, (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)		592,636	4,995,921

Total Preferred Securities — 0.7% (Cost: $66,041,139)			46,456,120

Security	Shares	Value

Rights

Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	$4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	169,098

		169,102

Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	538,451

Total Rights — 0.0% (Cost: $ —)		707,553

Warrants(a)

Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued 09/15/20/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(c)	88,432	186

Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	20,112

Total Warrants — 0.0% (Cost: $306,235)		20,298

Total Long-Term Investments — 96.0% (Cost: $3,871,823,432)		6,187,471,141

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	52,980,376	53,001,569
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	332,559,809	332,559,809

Total Short-Term Securities — 6.0% (Cost: $385,558,827)		385,561,378

Total Investments — 102.0% (Cost: $4,257,382,259)		6,573,032,519
Liabilities in Excess of Other Assets — (2.0)%		(126,606,806)

Net Assets — 100.0%		$6,446,425,713

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $47,676,804, representing 0.7% of its net assets as of period end, and an original cost of $95,283,960.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) May 31, 2025	BlackRock Health Sciences Opportunities Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$77,919,089	$—		$(24,941,131	)(a)	$21,060	$2,551	$53,001,569	52,980,376	$357,474	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	241,947,400	(a)	—		—	—	332,559,809	332,559,809	7,841,598		—

						$21,060	$2,551	$385,561,378		$8,199,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,561,758,559	$6,418,318	$—	$1,568,176,877
Financial Services	9,204,736	—	—	9,204,736
Health Care Equipment & Supplies	1,877,912,482	—	—	1,877,912,482
Health Care Providers & Services	969,293,333	—	6,967	969,300,300
Health Care Technology	—	—	27,203	27,203
Life Sciences Tools & Services	400,725,054	—	—	400,725,054
Pharmaceuticals	1,209,838,386	103,915,618	—	1,313,754,004
Other Interests	—	—	1,186,514	1,186,514
Preferred Securities	—	—	46,456,120	46,456,120
Rights	—	—	707,553	707,553
Warrants	20,112	—	186	20,298
Short-Term Securities
Money Market Funds	385,561,378	—	—	385,561,378

	$6,414,314,040	$110,333,936	$48,384,543	$6,573,032,519

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 11.3%
Axon Enterprise, Inc.(a)	516,464	$387,533,927
HEICO Corp.	954,229	285,925,177
Howmet Aerospace, Inc.	1,445,338	245,548,473
Loar Holdings, Inc.(a)(b)	689,182	59,993,293

		979,000,870

Automobiles — 2.0%
Ferrari NV(b)	368,901	176,615,043

Biotechnology — 1.4%
Natera, Inc.(a)	770,327	121,503,678

Capital Markets — 10.4%
Ares Management Corp., Class A	1,605,582	265,723,821
Blue Owl Capital, Inc., Class A	8,891,460	166,092,473
Robinhood Markets, Inc., Class A(a)(b)	1,443,965	95,518,284
TPG, Inc., Class A	3,372,922	162,338,736
Tradeweb Markets, Inc., Class A	1,445,953	208,867,911

		898,541,225

Commercial Services & Supplies — 3.2%
Copart, Inc.(a)	2,914,889	150,058,486
Rollins, Inc.	2,277,329	130,377,085

		280,435,571

Construction & Engineering — 2.2%
Quanta Services, Inc.	553,203	189,505,220

Construction Materials — 0.5%
Vulcan Materials Co.	176,230	46,713,286

Diversified Consumer Services — 2.3%
Duolingo, Inc., Class A(a)	377,185	195,989,098

Electrical Equipment — 3.4%
Vertiv Holdings Co., Class A	2,764,560	298,378,961

Electronic Equipment, Instruments & Components — 1.6%
Coherent Corp.(a)	1,102,401	83,374,587
Teledyne Technologies, Inc.(a)	115,188	57,462,686

		140,837,273

Entertainment — 5.0%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	1,971,146	190,274,723
Live Nation Entertainment, Inc.(a)	1,735,768	238,130,012

		428,404,735

Financial Services — 3.6%
Adyen NV(a)(c)	91,065	174,524,192
Affirm Holdings, Inc., Class A(a)	2,631,710	136,585,749

		311,109,941

Ground Transportation — 0.1%
Saia, Inc.(a)(b)	35,493	9,384,704

Health Care Equipment & Supplies — 7.7%
Alcon AG	722,024	62,050,743
Align Technology, Inc.(a)	49,795	9,009,907
Dexcom, Inc.(a)	3,300,915	283,218,507
IDEXX Laboratories, Inc.(a)	229,609	117,872,076
Masimo Corp.(a)(b)	1,171,467	190,363,388

		662,514,621

Health Care Providers & Services — 1.6%
Cencora, Inc.	476,579	138,798,868

Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	1,092,564	56,911,659

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%
DraftKings, Inc., Class A(a)(b)	890,308	$31,944,251
Flutter Entertainment PLC(a)	202,121	51,075,977
Planet Fitness, Inc., Class A(a)	1,236,069	127,104,975
Wingstop, Inc.(b)	11,733	4,009,166

		214,134,369

Interactive Media & Services — 0.2%
Reddit, Inc., Class A(a)(b)	120,137	13,497,392

IT Services — 3.0%
Cloudflare, Inc., Class A(a)(b)	1,549,068	256,974,890

Life Sciences Tools & Services — 1.3%
Repligen Corp.(a)(b)	134,749	15,909,815
Waters Corp.(a)(b)	267,614	93,461,513
West Pharmaceutical Services, Inc.	14,905	3,142,719

		112,514,047

Media — 1.7%
Charter Communications, Inc., Class A(a)(b)	382,565	151,599,033

Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.(a)	1,575,610	59,006,595
Expand Energy Corp.	580,234	67,382,574

		126,389,169

Real Estate Management & Development — 1.5%
CoStar Group, Inc.(a)(b)	1,026,192	75,486,684
Landbridge Co. LLC, Class A(b)	809,712	57,853,922

		133,340,606

Semiconductors & Semiconductor Equipment — 3.3%
ASM International NV	298,795	162,618,025
Astera Labs, Inc.(a)	1,005,599	91,227,941
BE Semiconductor Industries NV	24,419	2,950,918
Entegris, Inc.	333,884	22,951,186
Lattice Semiconductor Corp.(a)	96,667	4,344,215
Onto Innovation, Inc.(a)	12,518	1,150,905

		285,243,190

Software — 25.4%
AppLovin Corp., Class A(a)	1,366,294	536,953,542
Bentley Systems, Inc., Class B	2,377,683	113,486,810
Cadence Design Systems, Inc.(a)	700,019	200,954,454
Confluent, Inc., Class A(a)	1,733,082	39,912,879
CyberArk Software Ltd.(a)	243,100	93,053,818
Fair Isaac Corp.(a)	121,896	210,426,627
Gitlab, Inc., Class A(a)(b)	434,142	19,757,802
Guidewire Software, Inc.(a)	644,197	138,515,239
Nutanix, Inc., Class A(a)	1,647,216	126,324,995
Palantir Technologies, Inc., Class A(a)	3,837,456	505,699,952
Roper Technologies, Inc.	114,131	65,085,485
Tyler Technologies, Inc.(a)(b)	249,862	144,167,875
Vertex, Inc., Class A(a)(b)	62,009	2,453,696

		2,196,793,174

Specialty Retail — 2.5%
Carvana Co., Class A(a)	630,652	206,324,108
Floor & Decor Holdings, Inc., Class A(a)	103,077	7,389,590

		213,713,698

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA	417,794	51,489,446

Total Common Stocks — 100.5% (Cost: $5,827,806,135)		8,690,333,767

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Other Interests(a)(d)(e)
GCI Liberty, Inc., Class A	USD	1,529	$15

Total Other Interests — 0.0% (Cost: $0)			15

Total Long-Term Investments — 100.5% (Cost: $5,827,806,135)			8,690,333,782

		Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)		351,203,978	351,344,459
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)		186,976	186,976

Total Short-Term Securities — 4.0% (Cost: $351,503,136)			351,531,435

Total Investments — 104.5% (Cost: $6,179,309,271)			9,041,865,217
Liabilities in Excess of Other Assets — (4.5)%			(392,061,081)

Net Assets — 100.0%			$8,649,804,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$462,938,124	$—	$(111,815,351	)(a)	$191,634	$30,052	$351,344,459	351,203,978	$971,263	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	750,097	—	(563,121	)(a)	—	—	186,976	186,976	1,049,993		—

					$191,634	$30,052	$351,531,435		$2,021,256		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$979,000,870	$—	$—	$979,000,870
Automobiles	176,615,043	—	—	176,615,043
Biotechnology	121,503,678	—	—	121,503,678
Capital Markets	898,541,225	—	—	898,541,225
Commercial Services & Supplies	280,435,571	—	—	280,435,571
Construction & Engineering	189,505,220	—	—	189,505,220
Construction Materials	46,713,286	—	—	46,713,286
Diversified Consumer Services	195,989,098	—	—	195,989,098
Electrical Equipment	298,378,961	—	—	298,378,961
Electronic Equipment, Instruments & Components	140,837,273	—	—	140,837,273
Entertainment	428,404,735	—	—	428,404,735
Financial Services	136,585,749	174,524,192	—	311,109,941
Ground Transportation	9,384,704	—	—	9,384,704
Health Care Equipment & Supplies	662,514,621	—	—	662,514,621
Health Care Providers & Services	138,798,868	—	—	138,798,868
Health Care Technology	56,911,659	—	—	56,911,659
Hotels, Restaurants & Leisure	214,134,369	—	—	214,134,369
Interactive Media & Services	13,497,392	—	—	13,497,392
IT Services	256,974,890	—	—	256,974,890
Life Sciences Tools & Services	112,514,047	—	—	112,514,047
Media	151,599,033	—	—	151,599,033
Oil, Gas & Consumable Fuels	126,389,169	—	—	126,389,169
Real Estate Management & Development	133,340,606	—	—	133,340,606
Semiconductors & Semiconductor Equipment	119,674,247	165,568,943	—	285,243,190
Software	2,196,793,174	—	—	2,196,793,174
Specialty Retail	213,713,698	—	—	213,713,698
Textiles, Apparel & Luxury Goods	—	51,489,446	—	51,489,446
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	351,531,435	—	—	351,531,435

	$8,650,282,621	$391,582,581	$15	$9,041,865,217

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments May 31, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 0.6%
Tesla, Inc.(a)	98,818	$34,236,484

Broadline Retail — 6.2%
Alibaba Group Holding Ltd.	4,306,852	61,320,151
Amazon.com, Inc.(a)	956,017	195,993,045
MercadoLibre, Inc.(a)	46,415	118,975,105

		376,288,301

Capital Markets — 1.4%
CME Group, Inc., Class A	149,578	43,228,042
Deutsche Boerse AG, Registered Shares	130,565	42,061,367

		85,289,409

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	715,397	61,981,996

Consumer Finance — 0.2%
Klarna Group PLC (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	307,200	11,498,496

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	—

Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.(a)	452,378	34,213,348

Entertainment — 4.9%
Netflix, Inc.(a)	49,709	60,010,196
Nintendo Co. Ltd.	559,700	45,663,936
Spotify Technology SA(a)(d)	185,589	123,442,667
Take-Two Interactive Software, Inc.(a)	291,696	66,004,971

		295,121,770

Financial Services — 3.3%
Adyen NV(a)(e)	37,641	72,138,199
Mastercard, Inc., Class A	220,549	129,153,495

		201,291,694

Industrial Conglomerates — 1.3%
Hitachi Ltd.	2,828,900	78,814,086

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A	355,297	61,018,707
Meta Platforms, Inc., Class A	431,285	279,252,725

		340,271,432

IT Services — 4.6%
Farmer’s Business Network, Inc.(a)(b)	194,200	240,808
International Business Machines Corp.	173,639	44,982,920
Shopify, Inc., Class A(a)	460,460	49,370,521
Snowflake, Inc., Class A(a)	768,918	158,143,365
Twilio, Inc., Class A(a)	245,120	28,850,624

		281,588,238

Professional Services — 2.7%
RELX PLC	1,467,427	78,968,383
Thomson Reuters Corp.	436,666	86,757,279

		165,725,662

Semiconductors & Semiconductor Equipment — 26.4%
ASM International NV	88,936	48,403,075
ASML Holding NV	73,956	54,486,359
Broadcom, Inc.	1,680,805	406,872,466
Disco Corp.	134,200	30,062,287
Intel Corp.	1,484,640	29,024,712
Lam Research Corp.	850,173	68,685,477
Microchip Technology, Inc.	386,568	22,436,407

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	52,667	$34,860,287
NVIDIA Corp.	5,845,944	789,962,413
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	592,428	114,528,181

		1,599,321,664

Software — 30.3%
AppLovin Corp., Class A(a)	223,496	87,833,928
Atlassian Corp., Class A(a)	208,912	43,376,399
Autodesk, Inc.(a)	160,675	47,579,081
Cadence Design Systems, Inc.(a)	504,700	144,884,229
Constellation Software, Inc.	22,901	83,032,666
Crowdstrike Holdings, Inc., Class A(a)	190,532	89,811,069
CyberArk Software Ltd.(a)	167,884	64,262,638
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(b)(c)	319,983	32,046,297
Elastic NV(a)	255,981	20,701,183
Guidewire Software, Inc.(a)	272,068	58,500,061
Microsoft Corp.	1,119,667	515,449,900
Oracle Corp.	1,061,226	175,664,740
Palo Alto Networks, Inc.(a)	212,465	40,882,515
Rubrik, Inc., Class A(a)	494,544	47,154,770
Salesforce, Inc.	185,835	49,315,034
Samsara, Inc., Class A(a)	941,327	43,809,359
SAP SE	392,732	118,809,351
ServiceNow, Inc.(a)	117,507	118,810,153
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	771,523
Xero Ltd.(a)	436,358	51,834,312

		1,834,529,208

Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost
$1,414,399)(a)(b)(c)	304,000	105,685

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	1,774,046	356,317,139
Samsung Electronics Co. Ltd.	670,369	27,202,032
Xiaomi Corp., Class B(a)(e)	4,102,400	26,407,196

		409,926,367

Total Common Stocks — 95.9%
(Cost: $3,043,625,816)		5,810,203,840

Preferred Securities

Preferred Stocks — 1.7%

Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	—

Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20,cost $10,748,384)(a)(b)(c)	94,889	22,018,043

Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C, (Acquired 09/09/19,cost $2,698,454)(a)(b)(c)	581,814	19,624,586
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	8,695,705

		28,320,291

Software — 0.8%
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	25,883,767

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Databricks, Inc.
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	$21,174,214
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	39,018
Series B, (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	70,487
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,441,120
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	93,512
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	34,386

		49,736,504

Total Preferred Securities — 1.7% (Cost: $55,822,010)		100,074,838

Warrants(a)(b)

Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—

Total Warrants — 0.0% (Cost: $0)		—

Total Long-Term Investments — 97.6% (Cost: $3,099,447,826)		5,910,278,678

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	8,829,668	$8,833,200
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(f)(g)	153,923,002	153,923,002

Total Short-Term Securities — 2.7% (Cost: $162,756,202)		162,756,202

Total Investments — 100.3% (Cost: $3,262,204,028)		6,073,034,880

Liabilities in Excess of Other Assets — (0.3)%		(16,184,315)

Net Assets — 100.0%		$6,056,850,565

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $144,496,839, representing 2.4% of its net assets as of period end, and an original cost of $80,897,883.

(d)	All or a portion of this security is on loan.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$42,718,478	$—	$(33,873,582)(a)	$(11,696)	$—	$8,833,200	8,829,668	$137,669(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,083,311	128,839,691(a)	—	—	—	153,923,002	153,923,002	2,284,411	—

				$(11,696)	$—	$162,756,202		$2,422,080	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$34,236,484	$—	$—	$34,236,484
Broadline Retail	314,968,150	61,320,151	—	376,288,301
Capital Markets	43,228,042	42,061,367	—	85,289,409
Communications Equipment	61,981,996	—	—	61,981,996
Consumer Finance	—	—	11,498,496	11,498,496
Diversified Consumer Services	—	—	—	—
Electronic Equipment, Instruments & Components	34,213,348	—	—	34,213,348
Entertainment	249,457,834	45,663,936	—	295,121,770
Financial Services	129,153,495	72,138,199	—	201,291,694
Industrial Conglomerates	—	78,814,086	—	78,814,086
Interactive Media & Services	340,271,432	—	—	340,271,432
IT Services	281,347,430	—	240,808	281,588,238
Professional Services	86,757,279	78,968,383	—	165,725,662
Semiconductors & Semiconductor Equipment	1,466,369,943	132,951,721	—	1,599,321,664
Software	1,631,067,725	170,643,663	32,817,820	1,834,529,208
Specialty Retail	—	—	105,685	105,685
Technology Hardware, Storage & Peripherals	356,317,139	53,609,228	—	409,926,367
Preferred Securities	—	—	100,074,838	100,074,838
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	162,756,202	—	—	162,756,202

	$5,192,126,499	$736,170,734	$144,737,647	$6,073,034,880

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants		Total
Assets
Opening Balance, as of May 31, 2024	$35,470,366	$83,769,762	$—	(c)	$119,240,128
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—
Accrued discounts/premiums	—	—	—		—
Net realized gain (loss)	—	(144,905)	—		(144,905)
Net change in unrealized appreciation (depreciation)(a)(b)	9,192,443	18,797,336	—		27,989,779
Purchases	11,017,172	—	—		11,017,172
Sales	(11,017,172)	(2,347,355)	—		(13,364,527)

Closing Balance, as of May 31, 2025	$44,662,809	$100,074,838	$—	(c)	$144,737,647

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025(b)	$8,752,495	$20,188,304	$—		$28,940,799

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) May 31, 2025	BlackRock Technology Opportunities Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$44,662,809	Market	Revenue Multiple	1.35x - 17.00x		13.47x
			Volatility	70%		—
			Time to Exit	3.0 years		—
Preferred Stocks	100,074,838	Market	Revenue Multiple	1.50x - 17.00x		12.32x
			Volatility	70%-90%		76%
			Time to Exit	3.0 - 4.0 years		3.6 years
			Market Adjustment Multiple	1.10x		—

	$144,737,647

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities

May 31, 2025

	BlackRock	BlackRock	BlackRock
	Capital	Health	Mid-Cap	BlackRock
	Appreciation	Sciences	Growth	Technology
	Fund,	Opportunities	Equity	Opportunities
	Inc.	Portfolio	Portfolio	Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$3,590,992,893	$6,187,471,141	$8,690,333,782	$5,910,278,678
Investments, at value — affiliated(c)	24,880,013	385,561,378	351,531,435	162,756,202
Cash	2,667	—	6,665	—
Foreign currency, at value(d)	—	—	276,120	6,963
Receivables:
Investments sold	1,267,571	32,653,621	8,954,188	—
Securities lending income — affiliated	1,683	47,284	73,993	5,364
Capital shares sold	776,135	4,239,469	4,328,615	4,669,572
Dividends — unaffiliated	1,341,569	7,996,151	2,795,275	2,981,928
Dividends — affiliated	21,818	1,194,252	50,846	344,891
From the Manager	82,134	—	144,013	27,680
Prepaid expenses	41,889	62,907	86,692	78,833

Total assets	3,619,408,372	6,619,226,203	9,058,581,624	6,081,150,111

LIABILITIES
Collateral on securities loaned	19,432,275	52,987,574	351,138,880	8,833,200
Payables:
Investments purchased	1,325,639	103,953,635	8,500,354	—
Administration fees	—	307,711	307,221	189,760
Capital shares redeemed	3,118,591	9,374,548	41,365,226	9,268,730
Investment advisory fees	1,757,232	3,739,049	4,627,848	3,720,363
Directors’ and Officer’s fees	4,892	10,477	18,280	7,117
Other accrued expenses	546,893	1,570,805	2,290,884	1,536,834
Other affiliate fees	2,532	55,242	18,968	16,168
Professional fees	58,175	44,938	34,318	22,575
Service and distribution fees	483,435	756,511	475,509	704,799

Total liabilities	26,729,664	172,800,490	408,777,488	24,299,546

Commitments and contingent liabilities

NET ASSETS	$3,592,678,708	$6,446,425,713	$8,649,804,136	$6,056,850,565

NET ASSETS CONSIST OF:
Paid-in capital	$1,197,031,840	$3,811,576,031	$5,649,167,424	$2,899,674,187
Accumulated earnings	2,395,646,868	2,634,849,682	3,000,636,712	3,157,176,378

NET ASSETS	$3,592,678,708	$6,446,425,713	$8,649,804,136	$6,056,850,565

(a) Investments, at cost — unaffiliated	$1,459,083,274	$3,871,823,432	$5,827,806,135	$3,099,447,826
(b) Securities loaned, at value	$18,787,635	$49,693,858	$343,170,845	$9,045,904
(c) Investments, at cost — affiliated	$24,880,013	$385,558,827	$351,503,136	$162,756,202
(d) Foreign currency, at cost	$—	$—	$274,345	$7,683

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (continued)

May 31, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

NET ASSET VALUE

Institutional
Net assets	$838,015,098	$3,295,417,816	$3,641,576,653	$3,071,364,508

Shares outstanding	19,374,781	50,624,607	84,578,909	41,944,904

Net asset value	$43.25	$65.10	$43.06	$73.22

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Service
Net assets	N/A	$24,526,114	$46,070,883	$50,592,374

Shares outstanding	N/A	403,930	1,206,261	747,868

Net asset value	N/A	$60.72	$38.19	$67.65

Shares authorized	N/A	Unlimited	Unlimited	Unlimited

Par value	N/A	$0.001	$0.001	$0.001

Investor A
Net assets	$2,132,548,852	$2,287,337,727	$1,492,673,050	$2,116,249,578

Shares outstanding	57,636,225	37,885,661	41,017,815	32,100,048

Net asset value	$37.00	$60.37	$36.39	$65.93

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Investor C
Net assets	$38,409,746	$192,391,253	$149,020,436	$288,544,550

Shares outstanding	2,178,164	3,993,443	5,594,717	5,634,147

Net asset value	$17.63	$48.18	$26.64	$51.21

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Class K
Net assets	$560,119,107	$439,081,500	$3,245,829,986	$479,903,611

Shares outstanding	12,767,340	6,731,138	74,873,518	6,530,061

Net asset value	$43.87	$65.23	$43.35	$73.49

Shares authorized	300 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

Class R
Net assets	$23,585,905	$207,671,303	$74,633,128	$50,195,944

Shares outstanding	961,720	3,572,532	2,117,890	763,948

Net asset value	$24.52	$58.13	$35.24	$65.71

Shares authorized	500 million	Unlimited	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations

Year Ended May 31, 2025

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$15,008,618 (a)	$88,924,112	$28,340,806	$25,274,394
Dividends — affiliated	189,717	7,841,598	1,049,993	2,284,411
Securities lending income — affiliated — net	3,462	357,474	971,263	137,669
Other income	10,484	—	—	—
Foreign taxes withheld	(249,894)	(403,121)	(468,798)	(984,867)
Foreign withholding tax claims	416,745	—	—	—

Total investment income	15,379,132	96,720,063	29,893,264	26,711,607

EXPENSES
Investment advisory	22,112,522	52,334,214	65,001,888	44,202,451
Service and distribution — class specific	5,916,405	10,699,175	6,087,902	8,542,204
Transfer agent — class specific	2,520,574	7,248,982	8,888,028	5,668,171
Accounting services	232,499	462,347	599,412	354,887
Professional	218,959	129,426	118,328	129,599
Reorganization	98,677	—	—	—
Registration	95,982	143,703	197,194	177,974
Printing and postage	53,782	63,495	87,756	57,431
Custodian	39,538	174,738	114,465	63,856
Directors and Officer	31,709	63,692	85,849	49,702
Administration	—	2,716,710	3,532,013	2,078,207
Administration — class specific	—	1,557,340	2,059,549	1,163,733
Miscellaneous	68,509	248,302	153,747	103,032

Total expenses excluding interest expense	31,389,156	75,842,124	86,926,131	62,591,247
Interest expense	14,219	697	278,898	21,175

Total expenses	31,403,375	75,842,821	87,205,029	62,612,422

Less:
Administration fees waived by the Manager — class specific	—	—	(1,228,923)	(646,033)
Fees waived and/or reimbursed by the Manager	(426,549)	(126,907)	(18,061)	(36,173)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(392,753)	—	(1,158,865)	(148,292)

Total expenses after fees waived and/or reimbursed	30,584,073	75,715,914	84,799,180	61,781,924

Net investment income (loss)	(15,204,941)	21,004,149	(54,905,916)	(35,070,317)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	443,895,649	746,901,300	1,463,754,146	1,049,647,702
Investments — affiliated	2,668	21,060	191,634	(11,696)
Foreign currency transactions	(7,953)	29,792	97,168	352,983

	443,890,364	746,952,152	1,464,042,948	1,049,988,989

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	69,781,274	(1,159,042,508)	(444,317,716)	(174,319,940)
Investments — affiliated	—	2,551	30,052	—
Foreign currency translations	(1,594)	103,867	88,081	39,973

	69,779,680	(1,158,936,090)	(444,199,583)	(174,279,967)

Net realized and unrealized gain (loss)	513,670,044	(411,983,938)	1,019,843,365	875,709,022

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$498,465,103	$(390,979,789)	$964,937,449	$840,638,705

(a)	Includes $3,851,625 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.		BlackRock Health Sciences Opportunities Portfolio
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(15,204,941)	$(10,611,713)	$21,004,149	$25,316,530
Net realized gain	443,890,364	341,112,234	746,952,152	395,305,992
Net change in unrealized appreciation (depreciation)	69,779,680	713,790,114	(1,158,936,090)	615,065,988

Net increase (decrease) in net assets resulting from operations	498,465,103	1,044,290,635	(390,979,789)	1,035,688,510

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(88,121,130)	(24,574,161)	(326,473,190)	(165,666,116)
Service	—	—	(2,429,838)	(1,218,171)
Investor A	(271,930,786)	(69,431,098)	(229,221,310)	(108,961,191)
Investor C	(9,645,989)	(2,509,299)	(27,918,920)	(16,034,475)
Class K	(57,998,828)	(22,193,494)	(39,451,171)	(17,980,192)
Class R	(4,429,049)	(1,215,316)	(20,274,657)	(8,884,277)

Decrease in net assets resulting from distributions to shareholders	(432,125,782)	(119,923,368)	(645,769,086)	(318,744,422)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	41,389,125	(551,525,947)	(830,958,717)	(872,061,789)

NET ASSETS
Total increase (decrease) in net assets	107,728,446	372,841,320	(1,867,707,592)	(155,117,701)
Beginning of year	3,484,950,262	3,112,108,942	8,314,133,305	8,469,251,006

End of year	$3,592,678,708	$3,484,950,262	$6,446,425,713	$8,314,133,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/25	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(54,905,916)	$(47,778,831)	$(35,070,317)	$(27,099,028)
Net realized gain	1,464,042,948	1,006,857,842	1,049,988,989	280,429,599
Net change in unrealized appreciation (depreciation)	(444,199,583)	1,133,709,179	(174,279,967)	1,259,756,995

Net increase in net assets resulting from operations	964,937,449	2,092,788,190	840,638,705	1,513,087,566

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(119,062,757)	—
Service	—	—	(2,282,496)	—
Investor A	—	—	(91,250,925)	—
Investor C	—	—	(16,449,865)	—
Class K	—	—	(13,171,916)	—
Class R	—	—	(2,124,025)	—

Decrease in net assets resulting from distributions to shareholders	—	—	(244,341,984)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,982,272,835)	(1,914,227,253)	124,995,870	(566,590,067)

NET ASSETS
Total increase (decrease) in net assets	(3,017,335,386)	178,560,937	721,292,591	946,497,499
Beginning of year	11,667,139,522	11,488,578,585	5,335,557,974	4,389,060,475

End of year	$8,649,804,136	$11,667,139,522	$6,056,850,565	$5,335,557,974

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$41.93		$31.69	$31.98	$43.32	$38.32		$30.52

Net investment income (loss)(a)	(0.11	)(b)	(0.06)	0.00 (c)	(0.09)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	6.18		11.51	1.82	(6.14)	7.06		10.81

Net increase (decrease) from investment operations	6.07		11.45	1.82	(6.23)	7.00		10.74

Distributions from net realized gain(d)	(4.75)		(1.21)	(2.11)	(5.11)	(2.00)		(2.94)

Net asset value, end of period	$43.25		$41.93	$31.69	$31.98	$43.32		$38.32

Total Return(e)
Based on net asset value	15.03%		37.03%	6.81%	(17.30)%	18.72	%(f)	38.17%

Ratios to Average Net Assets(g)
Total expenses	0.73%		0.75%	0.73%	0.70%	0.72	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.70%		0.74%	0.73%	0.70%	0.72	%(h)	0.75%

Net investment income (loss)	(0.27)%		(0.17)%	0.01%	(0.21)%	(0.21	)%(h)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$838,015		$784,361	$678,965	$943,275	$1,072,833		$911,484

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.16) per share and (0.38)% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$36.54		$27.77	$28.38	$39.00	$34.74		$27.99

Net investment loss(a)	(0.19	)(b)	(0.13)	(0.07)	(0.18)	(0.11)		(0.14)
Net realized and unrealized gain (loss)	5.36		10.04	1.57	(5.39)	6.37		9.83

Net increase (decrease) from investment operations	5.17		9.91	1.50	(5.57)	6.26		9.69

Distributions from net realized gain(c)	(4.71)		(1.14)	(2.11)	(5.05)	(2.00)		(2.94)

Net asset value, end of period	$37.00		$36.54	$27.77	$28.38	$39.00		$34.74

Total Return(d)
Based on net asset value	14.76%		36.66%	6.53%	(17.51)%	18.51	%(e)	37.84%

Ratios to Average Net Assets(f)
Total expenses	0.97%		1.00%	1.00%	0.97%	0.97	%(g)	1.01%

Total expenses after fees waived and/or reimbursed	0.95%		0.99%	1.00%	0.97%	0.97	%(g)	1.01%

Net investment loss	(0.52)%		(0.42)%	(0.27)%	(0.48)%	(0.46	)%(g)	(0.48)%

Supplemental Data
Net assets, end of period (000)	$2,132,549		$2,117,888	$1,723,973	$1,871,340	$2,551,211		$2,195,906

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.62)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor C

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$19.74		$15.52	$17.01	$25.27	$23.27		$19.81

Net investment loss(a)	(0.24	)(b)	(0.22)	(0.16)	(0.29)	(0.20)		(0.25)
Net realized and unrealized gain (loss)	2.80		5.50	0.78	(3.05)	4.20		6.65

Net increase (decrease) from investment operations	2.56		5.28	0.62	(3.34)	4.00		6.40

Distributions from net realized gain(c)	(4.67)		(1.06)	(2.11)	(4.92)	(2.00)		(2.94)

Net asset value, end of period	$17.63		$19.74	$15.52	$17.01	$25.27		$23.27

Total Return(d)
Based on net asset value	13.94%		35.61%	5.62%	(18.18)%	17.89	%(e)	36.73%

Ratios to Average Net Assets(f)
Total expenses	1.80%		1.84%	1.84%	1.76%	1.77	%(g)	1.79%

Total expenses after fees waived and/or reimbursed	1.74%		1.83%	1.84%	1.76%	1.77	%(g)	1.79%

Net investment loss	(1.31)%		(1.26)%	(1.11)%	(1.28)%	(1.27	)%(g)	(1.26)%

Supplemental Data
Net assets, end of period (000)	$38,410		$40,228	$39,581	$48,332	$72,075		$89,336

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.25) per share and (1.41)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$42.46		$32.08	$32.32	$43.71	$38.63		$30.71

Net investment income (loss)(a)	(0.09	)(b)	(0.03)	0.02	(0.06)	(0.03)		(0.04)
Net realized and unrealized gain (loss)	6.26		11.65	1.85	(6.20)	7.11		10.90

Net increase (decrease) from investment operations	6.17		11.62	1.87	(6.26)	7.08		10.86

Distributions from net realized gain(c)	(4.76)		(1.24)	(2.11)	(5.13)	(2.00)		(2.94)

Net asset value, end of period	$43.87		$42.46	$32.08	$32.32	$43.71		$38.63

Total Return(d)
Based on net asset value	15.10%		37.14%	6.90%	(17.22)%	18.78	%(e)	38.33%

Ratios to Average Net Assets(f)
Total expenses	0.65%		0.65%	0.65%	0.64%	0.63	%(g)	0.64%

Total expenses after fees waived and/or reimbursed	0.63%		0.65%	0.65%	0.63%	0.63	%(g)	0.64%

Net investment income (loss)	(0.21)%		(0.08)%	0.08%	(0.15)%	(0.13	)%(g)	(0.11)%

Supplemental Data
Net assets, end of period (000)	$560,119		$517,123	$645,860	$646,115	$845,106		$682,107

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.13) per share and (0.31)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R

	Year Ended 05/31/25		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$25.70		$19.86	$21.02	$30.12	$27.30		$22.65

Net investment loss(a)	(0.21	)(b)	(0.17)	(0.11)	(0.23)	(0.15)		(0.17)
Net realized and unrealized gain (loss)	3.71		7.10	1.06	(3.88)	4.97		7.76

Net increase (decrease) from investment operations	3.50		6.93	0.95	(4.11)	4.82		7.59

Distributions from net realized gain(c)	(4.68)		(1.09)	(2.11)	(4.99)	(2.00)		(2.94)

Net asset value, end of period	$24.52		$25.70	$19.86	$21.02	$30.12		$27.30

Total Return(d)
Based on net asset value	14.46%		36.14%	6.17%	(17.82)%	18.26	%(e)	37.45%

Ratios to Average Net Assets(f)
Total expenses	1.33%		1.36%	1.37%	1.33%	1.30	%(g)	1.28%

Total expenses after fees waived and/or reimbursed	1.26%		1.35%	1.36%	1.33%	1.30	%(g)	1.28%

Net investment loss	(0.84)%		(0.78)%	(0.63)%	(0.85)%	(0.80	)%(g)	(0.75)%

Supplemental Data
Net assets, end of period (000)	$23,586		$25,350	$23,731	$24,371	$36,933		$37,741

Portfolio turnover rate	29%		21%	43%	55%	25%		42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.23) per share and (0.95)% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$74.83	$68.47	$72.10	$81.77		$75.37		$61.55

Net investment income(a)	0.29	0.32	0.34	0.24		0.13		0.19
Net realized and unrealized gain (loss)	(4.19)	8.71	1.07	(2.75)		9.66		16.26

Net increase (decrease) from investment operations	(3.90)	9.03	1.41	(2.51)		9.79		16.45

Distributions(b)
From net investment income	(0.25)	(0.33)	(0.38)	(0.16)		(0.13)		(0.32)
From net realized gain	(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(5.83)	(2.67)	(5.04)	(7.16)		(3.39)		(2.63)

Net asset value, end of period	$65.10	$74.83	$68.47	$72.10		$81.77		$75.37

Total Return(c)
Based on net asset value	(5.77)%	13.57%	2.25%	(3.55	)%(d)	13.37	%(e)	27.34	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Total expenses after fees waived and/or reimbursed	0.84%	0.84%	0.84%	0.85%		0.84	%(h)	0.85%

Net investment income	0.40%	0.45%	0.49%	0.31%		0.24	%(h)	0.28%

Supplemental Data
Net assets, end of period (000)	$3,295,418	$4,374,721	$4,436,816	$5,062,514		$5,990,131		$5,133,191

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$70.27	$64.44	$68.16	$77.63		$71.63		$58.66

Net investment income (loss)(a)	0.06	0.10	0.13	0.01		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(3.91)	8.20	1.00	(2.61)		9.18		15.48

Net increase (decrease) from investment operations	(3.85)	8.30	1.13	(2.60)		9.15		15.47

Distributions(b)
From net investment income	(0.12)	(0.13)	(0.19)	—		—		(0.19)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.87)		(3.15)		(2.31)

Total distributions	(5.70)	(2.47)	(4.85)	(6.87)		(3.15)		(2.50)

Net asset value, end of period	$60.72	$70.27	$64.44	$68.16		$77.63		$71.63

Total Return(c)
Based on net asset value	(6.08)%	13.24%	1.94%	(3.83	)%(d)	13.15	%(e)	26.96	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Total expenses after fees waived and/or reimbursed	1.15%	1.14%	1.14%	1.14%		1.14	%(h)	1.15%

Net investment income (loss)	0.09%	0.15%	0.19%	0.02%		(0.07	)%(h)	(0.02)%

Supplemental Data
Net assets, end of period (000)	$24,526	$31,141	$33,055	$36,625		$43,825		$40,252

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$69.88	$64.11	$67.84	$77.31		$71.37		$58.45

Net investment income (loss)(a)	0.11	0.13	0.16	0.05		(0.01)		0.01
Net realized and unrealized gain (loss)	(3.89)	8.15	0.99	(2.59)		9.15		15.42

Net increase (decrease) from investment operations	(3.78)	8.28	1.15	(2.54)		9.14		15.43

Distributions(b)
From net investment income	(0.15)	(0.17)	(0.22)	—		—		(0.20)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.93)		(3.20)		(2.31)

Total distributions	(5.73)	(2.51)	(4.88)	(6.93)		(3.20)		(2.51)

Net asset value, end of period	$60.37	$69.88	$64.11	$67.84		$77.31		$71.37

Total Return(c)
Based on net asset value	(6.03)%	13.28%	1.99%	(3.78	)%(d)	13.18	%(e)	26.99	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Total expenses after fees waived and/or reimbursed	1.09%	1.09%	1.09%	1.09%		1.10	%(h)	1.11%

Net investment income (loss)	0.16%	0.20%	0.24%	0.07%		(0.02	)%(h)	0.01%

Supplemental Data
Net assets, end of period (000)	$2,287,338	$2,851,925	$2,865,706	$3,151,912		$3,496,818		$3,135,882

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$57.16	$53.11	$57.24	$66.15		$61.38		$50.74

Net investment loss(a)	(0.34)	(0.31)	(0.27)	(0.43)		(0.33)		(0.40)
Net realized and unrealized gain (loss)	(3.06)	6.70	0.80	(2.17)		7.85		13.34

Net increase (decrease) from investment operations	(3.40)	6.39	0.53	(2.60)		7.52		12.94

Distributions from net realized gain(b)	(5.58)	(2.34)	(4.66)	(6.31)		(2.75)		(2.30)

Net asset value, end of period	$48.18	$57.16	$53.11	$57.24		$66.15		$61.38

Total Return(c)
Based on net asset value	(6.73)%	12.42%	1.22%	(4.50	)%(d)	12.61	%(e)	26.09	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Total expenses after fees waived and/or reimbursed	1.85%	1.86%	1.85%	1.84%		1.84	%(h)	1.85%

Net investment loss	(0.61)%	(0.57)%	(0.51)%	(0.68)%		(0.77	)%(h)	(0.72)%

Supplemental Data
Net assets, end of period (000)	$192,391	$311,994	$404,306	$542,880		$719,525		$773,522

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$74.95	$68.58	$72.21	$81.91		$75.50		$61.63

Net investment income(a)	0.36	0.39	0.40	0.33		0.18		0.27
Net realized and unrealized gain (loss)	(4.21)	8.72	1.08	(2.77)		9.68		16.28

Net increase (decrease) from investment operations	(3.85)	9.11	1.48	(2.44)		9.86		16.55

Distributions(b)
From net investment income	(0.29)	(0.40)	(0.45)	(0.26)		(0.19)		(0.37)
From net realized gain	(5.58)	(2.34)	(4.66)	(7.00)		(3.26)		(2.31)

Total distributions	(5.87)	(2.74)	(5.11)	(7.26)		(3.45)		(2.68)

Net asset value, end of period	$65.23	$74.95	$68.58	$72.21		$81.91		$75.50

Total Return(c)
Based on net asset value	(5.71)%	13.68%	2.34%	(3.44	)%(d)	13.45	%(e)	27.47	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Total expenses after fees waived and/or reimbursed	0.75%	0.75%	0.75%	0.74%		0.74	%(h)	0.75%

Net investment income	0.50%	0.54%	0.59%	0.42%		0.34	%(h)	0.39%

Supplemental Data
Net assets, end of period (000)	$439,082	$496,504	$487,287	$436,984		$464,179		$344,822

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$67.59	$62.14	$65.94	$75.28		$69.54		$57.05

Net investment loss(a)	(0.13)	(0.11)	(0.08)	(0.21)		(0.18)		(0.20)
Net realized and unrealized gain (loss)	(3.74)	7.90	0.96	(2.52)		8.91		15.05

Net increase (decrease) from investment operations	(3.87)	7.79	0.88	(2.73)		8.73		14.85

Distributions(b)
From net investment income	(0.01)	—	(0.02)	—		—		(0.05)
From net realized gain	(5.58)	(2.34)	(4.66)	(6.61)		(2.99)		(2.31)

Total distributions	(5.59)	(2.34)	(4.68)	(6.61)		(2.99)		(2.36)

Net asset value, end of period	$58.13	$67.59	$62.14	$65.94		$75.28		$69.54

Total Return(c)
Based on net asset value	(6.36)%	12.88%	1.62%	(4.12	)%(d)	12.91	%(e)	26.60	%(f)

Ratios to Average Net Assets(g)
Total expenses	1.45%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Total expenses after fees waived and/or reimbursed	1.44%	1.46%	1.46%	1.45%		1.44	%(h)	1.45%

Net investment loss	(0.20)%	(0.17)%	(0.13)%	(0.29)%		(0.37	)%(h)	(0.32)%

Supplemental Data
Net assets, end of period (000)	$207,671	$247,848	$242,080	$263,195		$289,676		$260,488

Portfolio turnover rate	43%	27%	29%	51%		19%		28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes a capital contribution from affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$39.18	$32.79	$32.83	$45.95	$36.56		$28.68

Net investment loss(a)	(0.21)	(0.14)	(0.08)	(0.23)	(0.15)		(0.14)
Net realized and unrealized gain (loss)	4.09	6.53	0.04	(10.52)	9.54		8.14

Net increase (decrease) from investment operations	3.88	6.39	(0.04)	(10.75)	9.39		8.00

Distributions from net realized gain(b)	—	—	—	(2.37)	—		(0.12)

Net asset value, end of period	$43.06	$39.18	$32.79	$32.83	$45.95		$36.56

Total Return(c)
Based on net asset value	9.90%	19.49%	(0.12)%	(24.87)%	25.68	%(d)	27.98%

Ratios to Average Net Assets(e)
Total expenses	0.83%	0.85%	0.84%	0.81%	0.80	%(f)	0.85%

Total expenses after fees waived and/or reimbursed	0.80%	0.80%	0.80%	0.80%	0.80	%(f)	0.80%

Net investment loss	(0.51)%	(0.38)%	(0.25)%	(0.52)%	(0.52	)%(f)	(0.43)%

Supplemental Data
Net assets, end of period (000)	$3,641,577	$5,194,320	$5,266,832	$7,095,644	$9,260,191		$6,003,280

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$34.85	$29.23	$29.34	$41.34	$32.95		$25.92

Net investment loss(a)	(0.28)	(0.21)	(0.14)	(0.31)	(0.20)		(0.19)
Net realized and unrealized gain (loss)	3.62	5.83	0.03	(9.39)	8.59		7.34

Net increase (decrease) from investment operations	3.34	5.62	(0.11)	(9.70)	8.39		7.15

Distributions from net realized gain(b)	—	—	—	(2.30)	—		(0.12)

Net asset value, end of period	$38.19	$34.85	$29.23	$29.34	$41.34		$32.95

Total Return(c)
Based on net asset value	9.58%	19.23%	(0.38)%	(25.06)%	25.46	%(d)	27.68%

Ratios to Average Net Assets(e)
Total expenses	1.14%	1.12%	1.10%	1.09%	1.10	%(f)	1.11%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.76)%	(0.63)%	(0.50)%	(0.77)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$46,071	$59,731	$62,693	$81,276	$104,997		$83,680

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$33.20	$27.85	$27.96	$39.50	$31.48		$24.78

Net investment loss(a)	(0.27)	(0.20)	(0.14)	(0.29)	(0.19)		(0.18)
Net realized and unrealized gain (loss)	3.46	5.55	0.03	(8.94)	8.21		7.00

Net increase (decrease) from investment operations	3.19	5.35	(0.11)	(9.23)	8.02		6.82

Distributions from net realized gain(b)	—	—	—	(2.31)	—		(0.12)

Net asset value, end of period	$36.39	$33.20	$27.85	$27.96	$39.50		$31.48

Total Return(c)
Based on net asset value	9.61%	19.21%	(0.39)%	(25.05)%	25.48	%(d)	27.61%

Ratios to Average Net Assets(e)
Total expenses	1.11%	1.13%	1.13%	1.09%	1.09	%(f)	1.14%

Total expenses after fees waived and/or reimbursed	1.05%	1.05%	1.05%	1.05%	1.05	%(f)	1.05%

Net investment loss	(0.76)%	(0.63)%	(0.50)%	(0.78)%	(0.78	)%(f)	(0.67)%

Supplemental Data
Net assets, end of period (000)	$1,492,673	$1,622,438	$1,637,289	$1,913,190	$2,577,151		$1,917,773

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$24.48	$20.69	$20.93	$30.22	$24.20		$19.21

Net investment loss(a)	(0.39)	(0.32)	(0.25)	(0.43)	(0.29)		(0.30)
Net realized and unrealized gain (loss)	2.55	4.11	0.01	(6.67)	6.31		5.41

Net increase (decrease) from investment operations	2.16	3.79	(0.24)	(7.10)	6.02		5.11

Distributions from net realized gain(b)	—	—	—	(2.19)	—		(0.12)

Net asset value, end of period	$26.64	$24.48	$20.69	$20.93	$30.22		$24.20

Total Return(c)
Based on net asset value	8.82%	18.32%	(1.15)%	(25.61)%	24.88	%(d)	26.72%

Ratios to Average Net Assets(e)
Total expenses	1.81%	1.84%	1.83%	1.78%	1.80	%(f)	1.84%

Total expenses after fees waived and/or reimbursed	1.80%	1.80%	1.80%	1.78%	1.79	%(f)	1.80%

Net investment loss	(1.51)%	(1.38)%	(1.25)%	(1.51)%	(1.52	)%(f)	(1.42)%

Supplemental Data
Net assets, end of period (000)	$149,020	$184,966	$194,849	$243,284	$357,360		$280,143

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$39.42	$32.95	$32.96	$46.10	$36.66		$28.74

Net investment loss(a)	(0.17)	(0.11)	(0.05)	(0.17)	(0.12)		(0.12)
Net realized and unrealized gain (loss)	4.10	6.58	0.04	(10.58)	9.56		8.16

Net increase (decrease) from investment operations	3.93	6.47	(0.01)	(10.75)	9.44		8.04

Distributions from net realized gain(b)	—	—	—	(2.39)	—		(0.12)

Net asset value, end of period	$43.35	$39.42	$32.95	$32.96	$46.10		$36.66

Total Return(c)
Based on net asset value	9.97%	19.64%	(0.03)%	(24.79)%	25.75	%(d)	28.06%

Ratios to Average Net Assets(e)
Total expenses	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73	%(g)

Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.71%	0.70%	0.70	%(f)	0.73%

Net investment loss	(0.42)%	(0.29)%	(0.15)%	(0.40)%	(0.42	)%(f)	(0.36)%

Supplemental Data
Net assets, end of period (000)	$3,245,830	$4,520,357	$4,233,488	$4,376,642	$3,674,402		$2,011,727

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$32.23	$27.11	$27.28	$38.65	$30.85		$24.34

Net investment loss(a)	(0.34)	(0.26)	(0.20)	(0.37)	(0.25)		(0.24)
Net realized and unrealized gain (loss)	3.35	5.38	0.03	(8.73)	8.05		6.87

Net increase (decrease) from investment operations	3.01	5.12	(0.17)	(9.10)	7.80		6.63

Distributions from net realized gain(b)	—	—	—	(2.27)	—		(0.12)

Net asset value, end of period	$35.24	$32.23	$27.11	$27.28	$38.65		$30.85

Total Return(c)
Based on net asset value	9.34%	18.89%	(0.62)%	(25.24)%	25.28	%(d)	27.33%

Ratios to Average Net Assets(e)
Total expenses	1.42%	1.41%	1.42%	1.40%	1.39	%(f)	1.45%

Total expenses after fees waived and/or reimbursed	1.30%	1.30%	1.30%	1.30%	1.30	%(f)	1.30%

Net investment loss	(1.01)%	(0.88)%	(0.75)%	(1.02)%	(1.03	)%(f)	(0.92)%

Supplemental Data
Net assets, end of period (000)	$74,633	$85,328	$93,427	$93,527	$98,300		$59,411

Portfolio turnover rate	87%	48%	46%	28%	22%		35%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund
	Institutional

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$65.44	$47.74	$45.31	$64.81	$55.33		$32.63

Net investment loss(a)	(0.33)	(0.23)	(0.13)	(0.30)	(0.28)		(0.22)
Net realized and unrealized gain (loss)	10.97	17.93	2.56	(14.51)	12.67		23.43

Net increase (decrease) from investment operations	10.64	17.70	2.43	(14.81)	12.39		23.21

Distributions from net realized gain(b)	(2.86)	—	—	(4.69)	(2.91)		(0.51)

Net asset value, end of period	$73.22	$65.44	$47.74	$45.31	$64.81		$55.33

Total Return(c)
Based on net asset value	16.22%	37.08%	5.36%	(25.09)%	22.68	%(d)	72.07%

Ratios to Average Net Assets(e)
Total expenses	0.93%	0.97%	0.98%	0.94%	0.92	%(f)	0.98%

Total expenses after fees waived and/or reimbursed	0.92%	0.92%	0.92%	0.92%	0.92	%(f)	0.92%

Net investment loss	(0.46)%	(0.41)%	(0.30)%	(0.48)%	(0.66	)%(f)	(0.50)%

Supplemental Data
Net assets, end of period (000)	$3,071,365	$2,751,350	$2,316,550	$2,943,616	$4,958,187		$3,641,519

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Service

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$60.78	$44.45	$42.30	$60.86	$52.20		$30.88

Net investment loss(a)	(0.47)	(0.34)	(0.21)	(0.42)	(0.37)		(0.30)
Net realized and unrealized gain (loss)	10.20	16.67	2.36	(13.52)	11.94		22.13

Net increase (decrease) from investment operations	9.73	16.33	2.15	(13.94)	11.57		21.83

Distributions from net realized gain(b)	(2.86)	—	—	(4.62)	(2.91)		(0.51)

Net asset value, end of period	$67.65	$60.78	$44.45	$42.30	$60.86		$52.20

Total Return(c)
Based on net asset value	15.96%	36.74%	5.08%	(25.28)%	22.46	%(d)	71.68%

Ratios to Average Net Assets(e)
Total expenses	1.21%	1.21%	1.20%	1.19%	1.17	%(f)	1.19%

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.16	%(f)	1.17%

Net investment loss	(0.71)%	(0.67)%	(0.55)%	(0.73)%	(0.90	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$50,592	$46,993	$47,332	$55,439	$83,886		$50,710

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Investor A

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$59.29	$43.37	$41.27	$59.47	$51.06		$30.22

Net investment loss(a)	(0.46)	(0.33)	(0.21)	(0.41)	(0.36)		(0.29)
Net realized and unrealized gain (loss)	9.96	16.25	2.31	(13.19)	11.68		21.64

Net increase (decrease) from investment operations	9.50	15.92	2.10	(13.60)	11.32		21.35

Distributions from net realized gain(b)	(2.86)	—	—	(4.60)	(2.91)		(0.51)

Net asset value, end of period	$65.93	$59.29	$43.37	$41.27	$59.47		$51.06

Total Return(c)
Based on net asset value	15.96%	36.71%	5.09%	(25.28)%	22.48	%(d)	71.65%

Ratios to Average Net Assets(e)
Total expenses	1.19%	1.21%	1.23%	1.21%	1.19	%(f)	1.25%

Total expenses after fees waived and/or reimbursed	1.17%	1.17%	1.17%	1.17%	1.17	%(f)	1.17%

Net investment loss	(0.71)%	(0.66)%	(0.54)%	(0.73)%	(0.91	)%(f)	(0.74)%

Supplemental Data
Net assets, end of period (000)	$2,116,250	$1,959,752	$1,572,976	$1,695,648	$2,524,052		$1,773,399

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Investor C

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$46.92	$34.58	$33.17	$48.77	$42.52		$25.43

Net investment loss(a)	(0.73)	(0.56)	(0.40)	(0.68)	(0.54)		(0.48)
Net realized and unrealized gain (loss)	7.88	12.90	1.81	(10.52)	9.70		18.08

Net increase (decrease) from investment operations	7.15	12.34	1.41	(11.20)	9.16		17.60

Distributions from net realized gain(b)	(2.86)	—	—	(4.40)	(2.91)		(0.51)

Net asset value, end of period	$51.21	$46.92	$34.58	$33.17	$48.77		$42.52

Total Return(c)
Based on net asset value	15.15%	35.68%	4.25%	(25.81)%	21.89	%(d)	70.39%

Ratios to Average Net Assets(e)
Total expenses	1.92%	1.97%	1.98%	1.92%	1.91	%(f)	1.98%

Total expenses after fees waived and/or reimbursed	1.91%	1.92%	1.92%	1.91%	1.90	%(f)	1.92%

Net investment loss	(1.46)%	(1.42)%	(1.30)%	(1.47)%	(1.65	)%(f)	(1.49)%

Supplemental Data
Net assets, end of period (000)	$288,545	$292,034	$259,247	$291,802	$427,435		$317,792

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Class K

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Period from 12/10/19(a) to 09/30/20

Net asset value, beginning of period	$65.61	$47.83	$45.37	$64.89	$55.36		$34.59

Net investment loss(b)	(0.27)	(0.19)	(0.10)	(0.24)	(0.24)		(0.16)
Net realized and unrealized gain (loss)	11.01	17.97	2.56	(14.55)	12.68		20.93

Net increase (decrease) from investment operations	10.74	17.78	2.46	(14.79)	12.44		20.77

Distributions from net realized gain(c)	(2.86)	—	—	(4.73)	(2.91)		—

Net asset value, end of period	$73.49	$65.61	$47.83	$45.37	$64.89		$55.36

Total Return(d)
Based on net asset value	16.33%	37.17%	5.42%	(25.05)%	22.77	%(e)	60.05	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.84%	0.85%	0.87%	0.84%	0.83	%(g)	0.87	%(g)

Total expenses after fees waived and/or reimbursed	0.83%	0.85%	0.87%	0.83%	0.82	%(g)	0.86	%(g)

Net investment loss	(0.38)%	(0.34)%	(0.24)%	(0.38)%	(0.56	)%(g)	(0.46	)%(g)

Supplemental Data
Net assets, end of period (000)	$479,904	$241,109	$157,185	$135,879	$122,568		$75,426

Portfolio turnover rate	52%	21%	39%	29%	25%		27	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)
	Class R

	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Net asset value, beginning of period	$59.25	$43.44	$41.44	$59.75	$51.37		$30.48

Net investment loss(a)	(0.61)	(0.46)	(0.30)	(0.56)	(0.46)		(0.38)
Net realized and unrealized gain (loss)	9.93	16.27	2.30	(13.25)	11.75		21.78

Net increase (decrease) from investment operations	9.32	15.81	2.00	(13.81)	11.29		21.40

Distributions from net realized gain(b)	(2.86)	—	—	(4.50)	(2.91)		(0.51)

Net asset value, end of period	$65.71	$59.25	$43.44	$41.44	$59.75		$51.37

Total Return(c)
Based on net asset value	15.68%	36.39%	4.83%	(25.47)%	22.28	%(d)	71.20%

Ratios to Average Net Assets(e)
Total expenses	1.53%	1.55%	1.58%	1.54%	1.50	%(f)	1.57%

Total expenses after fees waived and/or reimbursed	1.42%	1.42%	1.42%	1.42%	1.42	%(f)	1.42%

Net investment loss	(0.96)%	(0.91)%	(0.79)%	(0.98)%	(1.17	)%(f)	(0.99)%

Supplemental Data
Net assets, end of period (000)	$50,196	$44,320	$35,771	$35,001	$50,186		$38,907

Portfolio turnover rate	52%	21%	39%	29%	25%		27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements

1. ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a

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Notes to Financial Statements (continued)

reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the

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Notes to Financial Statements (continued)

warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of May 31, 2025, Health Sciences Opportunities had an outstanding commitment of $2,243,000. This commitment is not included in the net assets of Health Sciences Opportunities as of May 31, 2025.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Capital Appreciation

Morgan Stanley	$18,787,635	$(18,787,635)	$—	$—

Health Sciences Opportunities

BNP Paribas SA	$198,900	$(198,900)	$—	$—

BofA Securities, Inc.	603,585	(603,585)	—	—

Citigroup Global Markets, Inc.	10,987,240	(10,987,240)	—	—

Goldman Sachs & Co. LLC	3,631,943	(3,631,943)	—	—

J.P. Morgan Securities LLC	9,663,232	(9,663,232)	—	—

Jefferies LLC	4,568,881	(4,568,881)	—	—

Morgan Stanley	19,443,086	(19,443,086)	—	—

State Street Bank & Trust Co.	596,991	(596,991)	—	—

	$49,693,858	$(49,693,858)	$—	$—

Mid-Cap Growth Equity

BofA Securities, Inc.	$1,981,860	$(1,981,860)	$—	$—

Citigroup Global Markets, Inc.	45,882,215	(45,882,215)	—	—

Goldman Sachs & Co. LLC	9,169,854	(9,169,854)	—	—

J.P. Morgan Securities LLC	145,117,800	(145,117,800)	—	—

Morgan Stanley	109,392,650	(109,392,650)	—	—

National Financial Services LLC	3,125,098	(3,125,098)	—	—

State Street Bank & Trust Co.	28,501,368	(28,501,368)	—	—

	$343,170,845	$(343,170,845)	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Technology Opportunities

Goldman Sachs & Co. LLC	$9,045,904	$(8,833,200)	$—	$212,704

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services and with respect to Capital Appreciation, administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Investment Advisory Fees

Average Daily Net Assets	Capital Appreciation
First $1 billion	0.650%
$1 billion - $1.5 billion	0.625
$1.5 billion - $5 billion	0.600
$5 billion - $7.5 billion	0.575
Greater than $7.5 billion	0.550

Investment AdvisoryFees

Average Daily Net Assets	Health Sciences Opportunities
First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Investment Advisory Fees

Average Daily Net Assets	Technology Opportunities
First $1 billion	0.820%
$1 billion - $3 billion	0.770
$3 billion - $5 billion	0.740
$5 billion - $10 billion	0.710
Greater than $10 billion	0.700

Investment Advisory Fees

Average Daily Net Assets	Mid-Cap Growth Equity
First $1 billion	0.700%
$1 billion - $3 billion	0.660
$3 billion - $5 billion	0.630
$5 billion - $10 billion	0.610
$10 billion - $18 billion	0.600
Greater than $18 billion	0.590

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

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Notes to Financial Statements (continued)

Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Capital Appreciation		Health Sciences Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A
Investor A	0.25%	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

	Mid-Cap Growth Equity		Technology Opportunities

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	0.25%	N/A	0.25%	N/A
Investor A	0.25	N/A	0.25	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended May 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total
Capital Appreciation	$—	$5,396,670	$397,242	$122,493	$5,916,405
Health Sciences Opportunities	72,062	6,780,276	2,649,465	1,197,372	10,699,175
Mid-Cap Growth Equity	134,128	3,882,100	1,669,052	402,622	6,087,902
Technology Opportunities	127,813	5,202,710	2,975,871	235,810	8,542,204

Administration: The Trust, on behalf of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended May 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Health Sciences Opportunities	$807,567	$5,777	$543,521	$53,119	$99,370	$47,986	$1,557,340
Mid-Cap Growth Equity	885,773	10,755	311,209	33,460	802,213	16,139	2,059,549
Technology Opportunities	599,812	10,239	416,830	59,619	67,789	9,444	1,163,733

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total
Capital Appreciation	$168,684	$168,684

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$3,178	$—	$102,553	$8,115	$3,551	$254	$117,651
Health Sciences Opportunities	17,312	482	92,594	12,883	2,512	1,154	126,937
Mid-Cap Growth Equity	64	331	163,547	3,955	10,199	1,222	179,318
Technology Opportunities	7,571	154	49,529	8,597	1,546	784	68,181

For the year ended May 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$684,825	$—	$1,698,737	$62,440	$28,728	$45,844	$2,520,574
Health Sciences Opportunities	3,820,135	46,582	2,580,991	287,262	28,466	485,546	7,248,982
Mid-Cap Growth Equity	5,808,195	102,986	2,467,463	184,463	147,631	177,290	8,888,028
Technology Opportunities	2,982,868	67,324	2,249,588	265,586	10,463	92,342	5,668,171

Other Fees: For the year ended May 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
Capital Appreciation	$48,349
Health Sciences Opportunities	45,924
Mid-Cap Growth Equity	39,427
Technology Opportunities	122,168

For the year ended May 31, 2025, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities
Investor A	$4,662	$10,753	$17,674	$2,618
Investor C	2,337	9,550	5,190	17,787

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2025, the amounts waived were as follows:

Fund Name	Amounts Waived
Capital Appreciation	$3,139
Health Sciences Opportunities	126,907
Mid-Cap Growth Equity	18,061
Technology Opportunities	36,173

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund (except Health Sciences Opportunities), the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Mid-Cap Growth Equity	Technology Opportunities
Institutional	0.67%	0.80%	0.92%
Service	N/A	1.05	1.17
Investor A	0.92	1.05	1.17
Investor C	1.67	1.80	1.92
Class K	0.62	0.75	0.87
Class R	1.17	1.30	1.42

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Notes to Financial Statements (continued)

Prior to December 12, 2024, the expense limitations as a percentage of average daily net assets for Capital Appreciation were 1.94% for Investor C and 0.72% for Class K.

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (or June 30, 2035 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the year ended May 31, 2025, Capital Appreciation waived and/or reimbursed the Manager investment advisory fees and other expenses of $423,410, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended May 31, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class R	Total
Mid-Cap Growth Equity	$877,672	$10,755	$310,756	$13,600	$16,140	$1,228,923
Technology Opportunities	298,081	10,239	314,369	13,900	9,444	646,033

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total
Capital Appreciation	$122,721	$—	$235,968	$18,930	$2,674	$12,460	$392,753
Mid-Cap Growth Equity	457,058	37,770	582,290	2,898	—	78,849	1,158,865
Technology Opportunities	21,652	11,430	74,514	146	—	40,550	148,292

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Capital Appreciation, Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Capital Appreciation	$752
Health Sciences Opportunities	83,299
Mid-Cap Growth Equity	213,547
Technology Opportunities	32,141

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended, March 3, 2025, Capital Appreciation did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the year ended May 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Growth Equity	$27,786,897	$—	$—

6. PURCHASES AND SALES

For the year ended May 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Capital Appreciation	$1,047,834,214	$1,447,746,235
Health Sciences Opportunities	3,331,926,581	4,958,564,997
Mid-Cap Growth Equity	8,986,136,351	12,986,438,391
Technology Opportunities	2,966,738,905	3,245,981,178

7. INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and net operating losses were reclassified to the following accounts:

Fund Name	Paid-in capital	Accumulated earnings (loss)

Capital Appreciation	$(12,779,076)	$12,779,076
Health Sciences Opportunities	53,762,197	(53,762,197)
Mid-Cap Growth Equity	(56,322,591)	56,322,591
Technology Opportunities	(30,839,086)	30,839,086

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Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 05/31/25	Year Ended 05/31/24

Capital Appreciation

Ordinary income	$27,766,660	$10,641,994

Long term capital gains	404,359,122	109,281,374

	$432,125,782	$119,923,368

Health Sciences Opportunities

Ordinary income	$21,909,727	$29,900,676

Long term capital gains	623,859,359	288,843,746

	$645,769,086	$318,744,422

Technology Opportunities

Long term capital gains	$244,341,984	$—

As of May 31, 2025, the tax components of accumulated net earnings were as follows:

Fund Name	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Ordinary Losses(b)	Total

Capital Appreciation	$277,622,485	$2,126,763,169	$(8,738,786)	$2,395,646,868

Health Sciences Opportunities	380,460,566	2,256,446,625	(2,057,509)	2,634,849,682

Mid-Cap Growth Equity	336,521,683	2,686,207,974	(22,092,945)	3,000,636,712

Technology Opportunities	384,090,449	2,786,994,956	(13,909,027)	3,157,176,378

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

During the year ended May 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized

Mid-Cap Growth Equity	$1,282,051,982
Technology Opportunities	441,794,511

As of May 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Capital Appreciation	$1,489,111,526	$2,149,678,453	$(22,917,073)	$2,126,761,380
Health Sciences Opportunities	4,316,629,022	2,488,494,823	(232,091,326)	2,256,403,497
Mid-Cap Growth Equity	6,355,681,979	2,746,607,670	(60,424,432)	2,686,183,238
Technology Opportunities	3,285,908,831	2,854,468,732	(67,342,683)	2,787,126,049

8. BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,

$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2025, the Funds did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (continued)

10. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Capital Appreciation

Institutional

Shares sold	2,710,540	$112,834,100	2,375,172	$85,564,796

Shares issued in reinvestment of distributions	1,780,020	75,331,070	607,843	20,849,409

Shares redeemed	(3,821,884)	(162,356,316)	(5,700,478)	(206,766,629)

	668,676	$25,808,854	(2,717,463)	$(100,352,424)

Investor A

Shares sold and automatic conversion of shares	2,783,717	$100,946,288	3,059,279	$95,896,183

Shares issued in reinvestment of distributions	6,895,509	250,959,260	2,141,572	64,101,470

Shares redeemed	(10,004,202)	(362,895,783)	(9,329,188)	(296,845,503)

	(324,976)	$(10,990,235)	(4,128,337)	$(136,847,850)

Investor C

Shares sold	321,989	$5,772,361	259,279	$4,516,743

Shares issued in reinvestment of distributions	528,664	9,494,605	150,664	2,462,125

Shares redeemed and automatic conversion of shares	(710,891)	(12,777,860)	(921,149)	(15,736,877)

	139,762	$2,489,106	(511,206)	$(8,758,009)

Class K

Shares sold	1,314,311	$55,940,126	1,392,489	$50,192,656

Shares issued in reinvestment of distributions	1,319,751	56,569,322	625,650	21,705,654

Shares redeemed	(2,046,318)	(87,771,711)	(9,972,800)	(372,605,778)

	587,744	$24,737,737	(7,954,661)	$(300,707,468)

Class R

Shares sold	192,144	$4,633,334	149,207	$3,233,921

Shares issued in reinvestment of distributions	180,101	4,414,337	57,317	1,211,907

Shares redeemed	(396,828)	(9,704,008)	(415,361)	(9,306,024)

	(24,583)	$(656,337)	(208,837)	$(4,860,196)

	1,046,623	$41,389,125	(15,520,504)	$(551,525,947)

Health Sciences Opportunities

Institutional

Shares sold	7,335,504	$526,145,787	8,193,691	$583,683,482

Shares issued in reinvestment of distributions	4,346,692	311,816,395	2,283,482	157,422,926

Shares redeemed	(19,519,518)	(1,397,601,173)	(16,815,339)	(1,183,104,439)

	(7,837,322)	$(559,638,991)	(6,338,166)	$(441,998,031)

Service

Shares sold	30,670	$2,072,463	41,297	$2,740,817

Shares issued in reinvestment of distributions	35,938	2,410,205	18,476	1,199,629

Shares redeemed	(105,871)	(7,186,693)	(129,496)	(8,549,804)

	(39,263)	$(2,704,025)	(69,723)	$(4,609,358)

Investor A

Shares sold and automatic conversion of shares	2,404,374	$162,210,046	3,148,635	$208,743,219

Shares issued in reinvestment of distributions	3,310,459	220,806,364	1,628,677	105,093,179

Shares redeemed	(8,638,584)	(575,328,436)	(8,665,399)	(573,000,127)

	(2,923,751)	$(192,312,026)	(3,888,087)	$(259,163,729)

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Health Sciences Opportunities (continued)

Investor C

Shares sold	230,855	$12,791,845	340,682	$18,635,857

Shares issued in reinvestment of distributions	514,028	27,658,619	298,034	15,871,867

Shares redeemed and automatic conversion of shares	(2,209,489)	(119,236,399)	(2,792,967)	(151,349,046)

	(1,464,606)	$(78,785,935)	(2,154,251)	$(116,841,322)

Class K

Shares sold	1,593,956	$115,627,270	1,849,326	$131,524,955

Shares issued in reinvestment of distributions	547,643	39,303,488	255,328	17,603,287

Shares redeemed	(2,034,841)	(146,170,723)	(2,585,491)	(183,510,131)

	106,758	$8,760,035	(480,837)	$(34,381,889)

Class R

Shares sold	247,765	$15,757,043	293,019	$18,639,450

Shares issued in reinvestment of distributions	314,853	20,274,657	141,806	8,875,180

Shares redeemed	(657,216)	(42,309,475)	(663,365)	(42,582,090)

	(94,598)	$(6,277,775)	(228,540)	$(15,067,460)

	(12,252,782)	$(830,958,717)	(13,159,604)	$(872,061,789)

Mid-Cap Growth Equity

Institutional

Shares sold	15,032,152	$611,861,106	25,774,794	$943,438,772

Shares redeemed	(63,014,035)	(2,576,136,207)	(53,836,267)	(1,966,094,068)

	(47,981,883)	$(1,964,275,101)	(28,061,473)	$(1,022,655,296)

Service

Shares sold	127,661	$4,685,835	218,068	$7,181,094

Shares redeemed	(635,513)	(23,434,344)	(648,553)	(21,108,643)

	(507,852)	$(18,748,509)	(430,485)	$(13,927,549)

Investor A

Shares sold and automatic conversion of shares	3,606,779	$126,439,042	5,192,371	$162,981,384

Shares redeemed	(11,454,473)	(398,340,114)	(15,109,163)	(469,268,479)

	(7,847,694)	$(271,901,072)	(9,916,792)	$(306,287,095)

Investor C

Shares sold	242,076	$6,183,661	459,280	$10,686,451

Shares redeemed and automatic conversion of shares	(2,201,784)	(56,464,433)	(2,320,240)	(53,855,034)

	(1,959,708)	$(50,280,772)	(1,860,960)	$(43,168,583)

Class K

Shares sold	14,816,872	$610,234,528	23,280,033	$866,092,270

Shares redeemed	(54,628,834)	(2,269,019,642)	(37,065,253)	(1,369,957,463)

	(39,811,962)	$(1,658,785,114)	(13,785,220)	$(503,865,193)

Class R

Shares sold	368,272	$12,381,997	550,929	$16,719,131

Shares redeemed	(897,697)	(30,664,264)	(1,350,214)	(41,042,668)

	(529,425)	$(18,282,267)	(799,285)	$(24,323,537)

	(98,638,524)	$(3,982,272,835)	(54,854,215)	$(1,914,227,253)

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Notes to Financial Statements (continued)

	Year Ended 05/31/25		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Technology Opportunities

Institutional

Shares sold	10,676,855	$750,964,446	9,723,910	$537,366,881

Shares issued in reinvestment of distributions	1,523,620	112,641,239	—	—

Shares redeemed	(12,300,761)	(862,120,690)	(16,207,338)	(891,747,608)

	(100,286)	$1,484,995	(6,483,428)	$(354,380,727)

Service

Shares sold	257,946	$17,247,737	206,830	$10,760,963

Shares issued in reinvestment of distributions	33,359	2,280,726	—	—

Shares redeemed	(316,600)	(20,353,931)	(498,430)	(25,937,289)

	(25,295)	$(825,468)	(291,600)	$(15,176,326)

Investor A

Shares sold and automatic conversion of shares	5,044,809	$324,334,699	5,008,601	$252,087,332

Shares issued in reinvestment of distributions	1,325,531	88,320,110	—	—

Shares redeemed	(7,322,687)	(466,015,973)	(8,228,564)	(416,589,841)

	(952,347)	$(53,361,164)	(3,219,963)	$(164,502,509)

Investor C

Shares sold	676,637	$33,933,803	731,500	$29,296,687

Shares issued in reinvestment of distributions	312,597	16,233,137	—	—

Shares redeemed and automatic conversion of shares	(1,579,819)	(79,231,894)	(2,003,356)	(79,620,760)

	(590,585)	$(29,064,954)	(1,271,856)	$(50,324,073)

Class K

Shares sold	4,192,619	$299,508,059	1,737,800	$95,856,044

Shares issued in reinvestment of distributions	177,138	13,138,324	—	—

Shares redeemed	(1,514,409)	(107,269,314)	(1,349,293)	(74,821,457)

	2,855,348	$205,377,069	388,507	$21,034,587

Class R

Shares sold	266,788	$17,130,381	281,736	$14,160,044

Shares issued in reinvestment of distributions	31,897	2,120,805	—	—

Shares redeemed	(282,790)	(17,865,794)	(357,121)	(17,401,063)

	15,895	$1,385,392	(75,385)	$(3,241,019)

	1,202,730	$124,995,870	(10,953,725)	$(566,590,067)

As of May 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Share Class	Technology Opportunities

Class K	8,673

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of BlackRock Capital Appreciation Fund, Inc., and the Shareholders of BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund, and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Capital Appreciation Fund, Inc., and BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio, and BlackRock Technology Opportunities Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, for the period from October 1, 2020 through May 31, 2021, and for the year ended September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period from October 1, 2020 through May 31, 2021, and for the year ended September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/  Deloitte & Touche LLP

Boston, Massachusetts

July 22, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2025:

Fund Name	Qualified Dividend Income

Capital Appreciation	$14,751,632
Health Sciences Opportunities	87,796,333

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Capital Appreciation	$404,359,122
Health Sciences Opportunities	677,621,556
Technology Opportunities	244,341,984

The Funds hereby designate the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2025:

Fund Name	Federal Obligation Interest

Health Sciences Opportunities	$873,066

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Capital Appreciation	25.86%
Health Sciences Opportunities	100.00

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2025:

Fund Name	Interest Dividends
Health Sciences Opportunities	$1,759,217

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2025:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains

Capital Appreciation	$—	$27,766,660

Health Sciences Opportunities	1,759,858	—

I M P O R T A N T T A X I N F O R M A T I O N	59

Disclosure of Investment Advisory Agreements

The Board of Trustees of BlackRock Funds (the “Trust”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity Portfolio”), BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities Portfolio”) and BlackRock Technology Opportunities Fund (“Technology Opportunities Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Board of Directors of BlackRock Capital Appreciation Fund, Inc. (the “Corporation” or “Capital Appreciation Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation and the Manager, its investment advisor.

Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio, Technology Opportunities Fund and Capital Appreciation Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Trust Advisory Agreement and the Corporation Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 22, 2025 are referred to as the “April Meeting” and the meetings held on May 20-21, 2025 are referred to as the “May Meeting.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Boards consider the approval of the continuation of the pertinent Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the pertinent Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Boards similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the pertinent Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the pertinent Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the pertinent Agreement(s), including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. Among the matters the Boards considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the pertinent Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the pertinent Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, each Board reviewed materials relating to its consideration of the pertinent Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, each Board concluded, with respect to the pertinent Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its

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Disclosure of Investment Advisory Agreements  (continued)

Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds

Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the applicable Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. The Boards also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Boards also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Technology Opportunities Fund ranked in the first, second and second quartiles, respectively, against its Performance Peers.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Health Sciences Opportunities Portfolio ranked in the second, first and first quartiles, respectively, against its Performance Peers.

The Board of the Corporation noted that for the one-, three- and five-year periods reported, Capital Appreciation Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

The Board of the Trust noted that for the one-, three- and five-year periods reported, Mid-Cap Growth Equity Portfolio ranked in the third, fourth and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	61

Disclosure of Investment Advisory Agreements  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the pertinent Agreement(s) and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board of the Corporation noted that Capital Appreciation Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Mid-Cap Growth Equity Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board considered information provided by BlackRock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board of the Trust noted that Health Sciences Opportunities Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board considered information provided by Blackrock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers.

The Board of the Trust noted that Technology Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Boards additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.

D. Economies of Scale

Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the pertinent Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as

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Disclosure of Investment Advisory Agreements  (continued)

service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with their consideration of the pertinent Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of Mid-Cap Growth Equity Portfolio, Health Sciences Opportunities Portfolio and Technology Opportunities Fund for a one-year term ending June 30, 2026.

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of Capital Appreciation Fund, for a one-year term ending June 30, 2026.

Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T S	63

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Corporation/Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	65

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

CAD	Canadian Dollar

USD	United States Dollar
Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: July 22, 2025